Note 7 - Debt Issuance Costs (Details Textual) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Amortization of Debt Issuance Costs	$ 14,000	$ 14,000	$ 28,000	$ 28,000